Financial Information for Guarantors and Non-Guarantors - Guarantor Condensed Consolidating Statement of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Net sales	$ 401	$ 375	$ 1,170	$ 1,112	$ 1,453	$ 1,478	$ 1,359
Cost of sales	(308)	(287)	(900)	(858)	(1,125)	(1,136)	(1,043)
Gross profit	93	88	270	254	328	342	316
Selling, general and administrative expenses	(57)	(50)	(161)	(148)	(197)	(200)	(193)
Operating profit (loss)	36	38	109	106	131	142	123
Loss on extinguishment of debt			(15)	(1)	(1)		(1)
Other income (loss), net	(1)	2	(3)	2	2	4	1
Interest expense	(15)	(16)	(58)	(48)	(63)	(67)	(65)
Income (loss) from continuing operations before income tax benefit (provision), equity in income (loss), net of tax and noncontrolling interest	20	24	33	59	69	79	58
Income tax benefit (provision)	(9)	(10)	(16)	(24)	(48)	(38)	(30)
Equity in income (loss), net of tax	(2)	1	(2)	1	1		1
Net income (loss) from continuing operations	9	15	15	36	22	41	29
Income (loss) from discontinued operations, net of tax		(10)	(1)	(57)	(124)	(113)	1
Net income (loss)	9	5	14	(21)	(102)	(72)	30
Less: net income attributable to noncontrolling interest, net of tax		1		1	1	1	6
Net income (loss) attributable to the Company	9	4	14	(22)	(103)	(73)	24
Parent [Member]
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Net sales
Cost of sales
Gross profit
Selling, general and administrative expenses
Operating profit (loss)
Loss on extinguishment of debt
Other income (loss), net
Interest expense
Income (loss) from continuing operations before income tax benefit (provision), equity in income (loss), net of tax and noncontrolling interest
Income tax benefit (provision)
Equity in income (loss), net of tax	9	4	14	(22)	(103)	(73)	24
Net income (loss) from continuing operations	9	4	14	(22)	(103)	(73)	24
Income (loss) from discontinued operations, net of tax
Net income (loss)	9	4	14	(22)	(103)	(73)	24
Less: net income attributable to noncontrolling interest, net of tax
Net income (loss) attributable to the Company	9	4	14	(22)	(103)	(73)	24
Issuer [Member]
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Net sales
Cost of sales
Gross profit
Selling, general and administrative expenses	(16)	(13)	(28)	(35)	(45)	(26)	(32)
Operating profit (loss)	(16)	(13)	(28)	(35)	(45)	(26)	(32)
Loss on extinguishment of debt			(15)	(1)	(1)		(1)
Other income (loss), net	(1)		(1)	1	3		21
Interest expense	(15)	(15)	(57)	(47)	(62)	(66)	(64)
Income (loss) from continuing operations before income tax benefit (provision), equity in income (loss), net of tax and noncontrolling interest	(32)	(28)	(101)	(82)	(105)	(92)	(76)
Income tax benefit (provision)	(2)	(2)		(4)	(21)	(11)	(4)
Equity in income (loss), net of tax	43	34	115	64	23	30	106
Net income (loss) from continuing operations	9	4	14	(22)	(103)	(73)	26
Income (loss) from discontinued operations, net of tax
Net income (loss)	9	4	14	(22)	(103)	(73)	26
Less: net income attributable to noncontrolling interest, net of tax							2
Net income (loss) attributable to the Company	9	4	14	(22)	(103)	(73)	24
Guarantor [Member]
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Net sales	204	202	617	611	791	795	734
Cost of sales	(166)	(159)	(495)	(495)	(643)	(636)	(592)
Gross profit	38	43	122	116	148	159	142
Selling, general and administrative expenses	(17)	(16)	(65)	(51)	(68)	(87)	(83)
Operating profit (loss)	21	27	57	65	80	72	59
Loss on extinguishment of debt
Other income (loss), net		(1)	(1)	(4)	(5)	(2)	(23)
Interest expense
Income (loss) from continuing operations before income tax benefit (provision), equity in income (loss), net of tax and noncontrolling interest	21	26	56	61	75	70	36
Income tax benefit (provision)	(2)
Equity in income (loss), net of tax	24	12	44	18	653	55	78
Net income (loss) from continuing operations	43	38	100	79	728	125	114
Income (loss) from discontinued operations, net of tax		(3)	15	(14)	(705)	(94)	(4)
Net income (loss)	43	35	115	65	23	31	110
Less: net income attributable to noncontrolling interest, net of tax		1		1		1	4
Net income (loss) attributable to the Company	43	34	115	64	23	30	106
Non-Guarantor [Member]
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Net sales	241	286	672	784	1,026	1,024	967
Cost of sales	(186)	(241)	(524)	(646)	(846)	(841)	(793)
Gross profit	55	45	148	138	180	183	174
Selling, general and administrative expenses	(24)	(21)	(68)	(62)	(84)	(87)	(78)
Operating profit (loss)	31	24	80	76	96	96	96
Loss on extinguishment of debt
Other income (loss), net		3	(1)	5	4	6	3
Interest expense		(1)	(1)	(1)	(1)	(1)	(1)
Income (loss) from continuing operations before income tax benefit (provision), equity in income (loss), net of tax and noncontrolling interest	31	26	78	80	99	101	98
Income tax benefit (provision)	(5)	(8)	(16)	(20)	(27)	(27)	(26)
Equity in income (loss), net of tax	(2)	1	(2)	1	1		1
Net income (loss) from continuing operations	24	19	60	61	73	74	73
Income (loss) from discontinued operations, net of tax		(7)	(16)	(43)	581	(19)	5
Net income (loss)	24	12	44	18	654	55	78
Less: net income attributable to noncontrolling interest, net of tax					1
Net income (loss) attributable to the Company	24	12	44	18	653	55	78
Eliminations [Member]
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Net sales	(44)	(113)	(119)	(283)	(364)	(341)	(342)
Cost of sales	44	113	119	283	364	341	342
Gross profit
Selling, general and administrative expenses
Operating profit (loss)
Loss on extinguishment of debt
Other income (loss), net
Interest expense
Income (loss) from continuing operations before income tax benefit (provision), equity in income (loss), net of tax and noncontrolling interest
Income tax benefit (provision)
Equity in income (loss), net of tax	(76)	(50)	(173)	(60)	(573)	(12)	(208)
Net income (loss) from continuing operations	(76)	(50)	(173)	(60)	(573)	(12)	(208)
Income (loss) from discontinued operations, net of tax
Net income (loss)	(76)	(50)	(173)	(60)	(573)	(12)	(208)
Less: net income attributable to noncontrolling interest, net of tax
Net income (loss) attributable to the Company	$ (76)	$ (50)	$ (173)	$ (60)	$ (573)	$ (12)	$ (208)